Stated capital (Tables)	12 Months Ended
Dec. 31, 2022
Stated capital
Schedule of stated capital

	Class A shares pre-IPO / Ordinary Shares post-IPO				Class B shares pre-IPO
			Stated				Stated
			capital net				capital net
	Number of	Stated	of issue		Number of	Stated	of issue
	shares	capital	costs		shares	capital	costs
	000’s	$'000	$'000		000’s	$'000	$'000

At January 1, 2020	130,492,567	4,233,335	4,231,856		16,558,927	299,405	299,014

December 31, 2020	130,492,567	4,233,335	4,231,856		16,558,927	299,405	299,014

At January 1, 2021	130,492,567	4,233,335	4,231,856		16,558,927	299,405	299,014
Reclassification of Class A and Class B shares to ordinary shares	16,558,927	299,405	299,014		(16,558,927)	(299,405)	(299,014)

Impact of reverse share split	(146,757,391)	—	—		—	—	—
Shares issued on IPO	18,000	378,000	378,000		—	—	—
Share issue costs	—	—	(28,154)		—	—	—
Shares issued on exercise of options	15,717	342,768	342,768		—	—	—

December 31, 2021	327,820	5,253,508	5,223,484		—	—	—

Shares issued on exercise of options	4,100	88,469	88,469		—	—	—

At December 31, 2022	331,920	5,341,977	5,311,953	*	—	—	—

* As at December 31, 2022 stated capital was made up of share capital of $99,576,000 and share premium of $5,212,377,048.